Morgan, Lewis & Bockius

1111 Pennsylvania Avenue, NW

Washington, DC 20004

July 1, 2008

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Multistate Trust II (File Nos. 333-14729 and 811-07755)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Multistate Trust II (the “Trust”) that the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the most recent amendment and filed electronically (Accession No. 0001193125-08-143840) with the SEC on June 30, 2008.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman